Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Schedule of Impairment [Abstract]
Impact of transfers between stages	£ 379	£ 133	£ 342
Other changes in credit quality	223	283	242
Additions (repayments)	(64)	(20)	(70)
Methodology changes	16	41	(61)
Model changes	27
Other items	(2)	44	(7)
Total charge in the period	200	348	104
Total impairment charge	£ 579	£ 481	£ 456